Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 2,172,677	$ 2,249,891
Equity securities available for sale, cost (in dollars)	$ 144,407	$ 122,347
Common stock, par value (in dollars per share)	$ 5	$ 5
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000